                                                          FILE NUMBER 028-00568

                      Securities and Exchange Commission
                               Washington, D.C.

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2007

                      If amended report check here: _____

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 11th day of February, 2008.

                                              By: /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

Torray LLC
December 31, 2007

                                                                          Item 6                             Item 8
                                                                          Invest                        Voting Authority
                      Item 2   Item 3      Item 4      Item 5   --------------------------          ------------------------
Item 1                Title    CUSIP     Fair Market   Total                                Item 7             (b)
Name of Issuer       of Class  Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  Shared (c)None
--------------       -------- --------- ------------- --------- ------- --------- -------- -------- --------- ------ -------
AFLAC Inc.            common  001055102    40,927,390   653,479    X                         All      582,479   0     71,000
Abbott Laboratories   common  002824100    31,504,642   561,080    X                         All      473,480   0     87,600
American Express
  Company             common  025816109    22,047,012   423,818    X                         All      355,093   0     68,725
American
  International
  Group, Inc.         common  026874107    36,780,304   630,880    X                         All      560,880   0     70,000
Applied Materials,
  Inc.                common  038222105    36,323,551 2,045,245    X                         All    1,771,520   0    273,725
Automatic Data
  Processing, Inc.    common  053015103    35,095,251   788,126    X                         All      680,826   0    107,300
Bank of America
  Corporation         common  060505104    26,768,663   648,780    X                         All      577,480   0     71,300
Berkshire Hathaway
  Inc.                common  084670207    89,898,752    18,982    X                         All       17,184   0      1,798
Carmax Inc.           common  143130102    30,217,500 1,530,000    X                         All    1,352,200   0    177,800
Cisco Systems Inc.    common  17275R102    38,008,945 1,404,100    X                         All    1,242,100   0    162,000
Citadel
  Broadcasting
  Corporation         common  17285T106             1         1    X                         All            1   0          0
Cintas Corporation    common  172908105    39,308,504 1,169,200    X                         All    1,035,500   0    133,700
Citigroup Inc.        common  172967101    23,881,139   811,180    X                         All      719,680   0     91,500
Danaher Corporation   common  235851102    30,538,784   348,060    X                         All      307,660   0     40,400
The Walt Disney
  Company             common  254687106    41,666,217 1,290,775    X                         All    1,079,100   0    211,675
EMC Corporation       common  268648102    50,931,002 2,748,570    X                         All    2,418,470   0    330,100
Electronic Data
  Systems
  Corporation         common  285661104    38,657,304 1,864,800    X                         All    1,651,100   0    213,700
Emerson Electric Co.  common  291011104    21,470,514   378,936    X                         All      316,336   0     62,600
Gannett Co., Inc.     common  364730101    16,314,090   418,310    X                         All      342,310   0     76,000
General Dynamics
  Corporation         common  369550108    30,165,029   338,971    X                         All      299,671   0     39,300
General Electric
  Company             common  369604103    59,944,414 1,617,060    X                         All    1,434,760   0    182,300
W.R. Grace & Co.      common  38388F108    45,063,503 1,721,295    X                         All    1,721,295   0          0
Illinois Tool Works
  Inc.                common  452308109    30,492,904   569,535    X                         All      502,860   0     66,675
Intel Corporation     common  458140100    29,979,597 1,124,516    X                         All      996,516   0    128,000
Internatational
  Business Machines
  Corporation         common  459200101    32,916,450   304,500    X                         All      270,500   0     34,000
Johnson & Johnson     common  478160104    63,445,040   951,200    X                         All      818,400   0    132,800
LaBranche & Co Inc.   common  505447102    15,085,728 2,993,200    X                         All    2,993,200   0          0
Eli Lilly and
  Company             common  532457108    39,520,826   740,229    X                         All      642,210   0     98,019
Markel Corporation    common  570535104    21,877,032    44,547    X                         All       44,547   0          0
Marsh & McLennan
  Companies, Inc.     common  571748102    43,894,619 1,658,278    X                         All    1,463,578   0    194,700
The McClatchy
  Company             common  579489105     6,035,329   482,055    X                         All      429,925   0     52,130
McGraw-Hill
  Companies, Inc.     common  580645109    35,998,677   821,700    X                         All      727,500   0     94,200
O'Reilly
  Automotive, Inc.    common  686091109    40,195,364 1,239,450    X                         All    1,104,850   0    134,600
Owens Corning         common  690742101    21,953,056 1,085,710    X                         All      973,010   0    112,700
The Procter &
  Gamble Company      common  742718109    41,574,075   566,250    X                         All      504,850   0     61,400
USG Corporation       common  903293405    40,040,886 1,118,773    X                         All    1,025,407   0     93,366
United Technologies
  Corporation         common  913017109    29,751,940   388,711    X                         All      342,161   0     46,550
UnitedHealth Group
  Inc.                common  91324P102    54,330,864   933,520    X                         All      829,320   0    104,200
Wellpoint, Inc.       common  94973V107    52,119,516   594,090    X                         All      527,790   0     66,300
                                        1,384,724,413